Selling, Administrative and General Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Selling, General and Administrative Expense [Abstract]
Schedule of components of selling, administrative and general expenses
	For the Year Ended on December 31,
	2021	2020
	Israel Shekels
Salary	-	-
Advertising	11,794	10,945
Rent	-	820
Management fees (*)	420,001	600,000
Communication	1,705	2,235
Professional services	194,147	51,524
Travel abroad	-	1,552
Maintenance and Electricity	1,997	307
Office expenses	-	-
Refreshments	-	405
Taxes and fees	-	1,511
Travel and parking	1,141	857
Depreciation expenses	7,012	7,325
	637,797	677,481